Document and Entity Information	Jan. 15, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 15, 2020
Entity Registrant Name	GANNETT CO., INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36097
Entity Tax Identification Number	38-3910250
Entity Address, Address Line One	7950 Jones Branch Drive
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22107
City Area Code	0910
Local Phone Number	703-854-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001579684
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	GCI
Security Exchange Name	NYSE